OTHER INCOME	6 Months Ended
Jun. 30, 2013
OTHER INCOME [Abstract]
OTHER INCOME
NOTE 15 - OTHER INCOME

        As part of a new suspension agreement entered into in June 2013, Navios Partners agreed to receive upfront payment of $10,000 covering hire revenues for the suspension period until April 2016.  The amount of $10,000 was recognized immediately in the statement of income under the caption of Other income since the Company has no future requirements to refund the payment.